April 2014 Credit Facility - Additional Information (Detail) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2015	Feb. 09, 2015	Apr. 30, 2014	Feb. 10, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Line of Credit
Exercise price of warrants	$ 1.56			$ 10.00
Warrant term	5 years			5 years			5 years
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 1,627,396					$ 1,627,396		$ 544,116
Total amount of interest expense recorded					$ 176,120	$ 151,491	$ 494,596	$ 1,640,045	1,789,680	$ 2,070,064
Unamortized discount				$ 996,024
Oxford Finance LLC [Member] | Scenario One
Line of Credit
Line of Credit Facility, Interest Rate During Period			7.95%
Oxford Finance LLC [Member] | Scenario Two
Line of Credit
Line of Credit Facility, Interest Rate During Period			7.71%
Minimum [Member] | Oxford Finance LLC [Member]
Line of Credit
Debt Default limit amount			$ 250,000
Debt default final judgment amount			$ 250,000
One Year [Member] | Oxford Finance LLC [Member]
Line of Credit
Term Loan prepayment fee percentage			2.00%
Two Years [Member] | Oxford Finance LLC [Member]
Line of Credit
Term Loan prepayment fee percentage			1.00%
One Year [Member] | Oxford Finance LLC [Member]
Line of Credit
Term Loan prepayment fee percentage			3.00%
Two Years [Member] | Oxford Finance LLC [Member]
Line of Credit
Term Loan prepayment fee percentage			2.00%
Three Years [Member] | Oxford Finance LLC [Member]
Line of Credit
Term Loan prepayment fee percentage			1.00%
Common Stock [Member]
Line of Credit
Exercise price of warrants			$ 4.72
Warrant issued to lender			52,966
Warrant term			10 years
Common Stock [Member] | Oxford Finance LLC [Member]
Line of Credit
Exercise price of warrants			$ 4.72
Warrant issued to lender			52,966
Warrant term			10 years
First Term Loan [Member] | Oxford Finance LLC [Member]
Line of Credit
Net cash proceeds on term loan			$ 4,927,000
Line Of Credit Facility Fees Amount Payable			50,000
Credit facility fee due			$ 50,000
Line of Credit Facility, Interest Rate During Period			7.95%
Percentage of final interest payment due at maturity			5.50%
Issuance costs									102,498
Net proceeds from credit facility									4,897,502
Issuance of warrants to purchase shares of common stock, grant date fair value									233,107
Total amount of interest expense recorded									380,264
Unamortized discount									269,000
Accretion of discount recognized as interest expense									$ 61,000
Effective annual interest rate			10.81%		11.50%		11.50%		10.81%
Additional warrants issued percentage							5.00%
Second Term Loan [Member] | Oxford Finance LLC [Member]
Line of Credit
Maximum amount of line of credit			$ 5,000,000
Debt Instrument covenant requirement revenue			9,000,000
Line Of Credit Facility Fees Amount Payable			$ 50,000
Percentage of final interest payment due at maturity			5.50%